Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Movements in Goodwill and Intangible Assets

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2023			Software	Other
Cost
1 January 2023	22,766	18,516	3,317	1,137	45,736
Additions through business combinations(a)	326	430	–	–	756
Disposal of businesses	(56)	–	–	(7)	(63)
Reclassification to held for sale	(65)	(467)	–	–	(532)
Additions	–	2	239	2	243
Disposals and other movements	–	(2)	(71)	7	(66)
Hyperinflationary adjustment	(173)	(12)	(5)	–	(190)
Currency retranslation	(532)	(500)	3	(15)	(1,044)
31 December 2023	22,266	17,967	3,483	1,124	44,840
Accumulated amortisation and impairment
1 January 2023	(1,157)	(350)	(2,730)	(1,010)	(5,247)
Amortisation/impairment for the year	–	–	(187)	(41)	(228)
Disposals and other movements	(1)	–	72	7	78
Currency retranslation	1	5	4	13	23
31 December 2023	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Net book value 31 December 2023(b)	21,109	17,622	642	93	39,466
9. Goodwill and intangible assets continued

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2022			Software	Other
Cost
1 January 2022	21,489	17,681	3,189	1,114	43,473
Additions through business combinations	585	603	–	–	1,188
Disposal of businesses	(16)	(4)	(3)	–	(23)
Reclassification to held for sale(c)	–	(25)	(4)	–	(29)
Additions	–	–	251	2	253
Disposals and other movements	–	(2)	(24)	(5)	(31)
Hyperinflationary adjustment	116	17	–	–	133
Currency retranslation	592	246	(92)	26	772
31 December 2022	22,766	18,516	3,317	1,137	45,736
Accumulated amortisation and impairment
1 January 2022	(1,159)	(211)	(2,609)	(903)	(4,882)
Amortisation/impairment for the year	–	(146)	(216)	(93)	(455)
Disposals and other movements	1	–	32	5	38
Currency retranslation	1	7	63	(19)	52
31 December 2022	(1,157)	(350)	(2,730)	(1,010)	(5,247)
Net book value 31 December 2022	21,609	18,166	587	127	40,489
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2023 as well as subsequent changes in the fair value of goodwill and intangibles for the acquisitions made in 2022 where the initial acquisition accounting was provisional at the end of 2022. See note 21 for further details.
(b)Within indefinite-life intangible assets there are five existing brands that have a significant carrying value: Horlicks €2,640 million (2022: €2,759 million), Knorr €1,838 million (2022: €1,839 million), Paula's Choice €1,699 million (2022: €1,764 million), Carver Korea €1,370 million (2022: €1,456 million) and Hellmann’s €1,226 million (2022: €1,261 million).
(c)Goodwill and intangibles in relation to Elida Beauty amounting to €532 million were reclassified as held for sale.

Summary of Goodwill and Indefinite-Life Intangible Assets Held in Significant CGUs

	2023 GCGUs	2022 GCGUs
	€ billion	€ billion
	Goodwill	Goodwill
Beauty & Wellbeing	4.6	4.9
Personal Care	3.9	4.1
Home Care	0.9	0.9
Nutrition	8.0	8.3
Ice Cream	3.7	3.4
Total GCGUs	21.1	21.6

	2023 CGUs	2022 CGUs
	€ billion	€ billion
	Indefinite- life intangible assets	Indefinite- life intangible assets
Nutrition South Asia	3.2	3.3
Nutrition Europe, ANZ & METU	1.3	1.4
Nutrition North America	1.0	1.0
Prestige	2.7	2.8
Beauty & Wellbeing North Asia	1.4	1.5
Health & Wellness	1.6	1.6
Total Significant CGUs	11.2	11.6
Others(a)	6.4	6.6
Total CGUs	17.6	18.2
(a)Included within Others are individually insignificant amounts of intangible assets.

Summary of Key Assumptions used in Discounted Cash Flow Projections
Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the five years are based on past performance and on the Group’s three-year strategic plan, de-risked to ensure reasonability and extended to years four and five. The Group's three-year strategic plan factors in initiatives we are undertaking to reduce carbon emissions in line with our CTAP and impacts of climate change on our operational costs. The growth rates used in this exercise for GCGUs and significant CGUs are set out below:
For the year 2023

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream
Longer-term sustainable growth rates	3%	2%	3%	2%	2%
Average near-term nominal growth rates	6%	4%	3%	3%	6%

Significant CGUs	Nutrition South Asia	Nutrition Europe, ANZ & METU	Nutrition North America	Prestige	Beauty & Wellbeing North Asia	Health & Wellness
Longer-term sustainable growth rates	5%	1%	1%	2%	2%	1%
Average near-term nominal growth rates	5%	1%	4%	11%	2%	12%

For the year 2022

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream
Longer-term sustainable growth rates	3%	3%	4%	3%	3%
Average near-term nominal growth rates	6%	3%	4%	5%	6%

Significant CGUs	Nutrition South Asia	Nutrition Europe, ANZ & METU	Nutrition North America	Prestige	Beauty & Wellbeing North Asia	Health & Wellness
Longer-term sustainable growth rates	7%	2%	2%	2%	4%	2%
Average near-term nominal growth rates	7%	2%	4%	11%	3%	17%